27-Segment Information	12 Months Ended
Dec. 31, 2011
27-Segment Information [Text Block]
27—SEGMENT INFORMATION

In July 2002, the Company announced an organizational realignment that created two operating divisions within the Company. For reporting purposes, this organizational realignment created three reporting segments: the holding Company, EDAP TMS S.A., the High Intensity Focused Ultrasound division and the Urological Devices and Services division. Then, in 2007, the Company created a new reporting segment dedicated to the FDA approval for Ablatherm-HIFU activity. The following tables set forth the key income statement figures, by segment for fiscal years 2011, 2010 and 2009 and the key balance sheet figures, by segment, for fiscal years 2011, 2010 and 2009.

The business in which the Company operates is the development and production of minimally invasive medical devices, primarily for the treatment of urological diseases. Substantially all revenues result from the sale of medical devices and their related license and royalty payments from third parties. The segments derive their revenues from this activity.

Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies except that interest income and expense, current and deferred income taxes, and goodwill are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	2011	2010	2009
Segment operating loss	(2,497),	(3,818)	(3,202)
Financial income, net	1,522	(8,844)	(4,390)
Foreign Currency exchange (losses) gains, net	482	884	(101)
Other income, net	(50)	-	-
Income tax (expense) credit	(395)	(939)	(72)
Consolidated net loss	(938)	(12,717)	(7,766)

F-37

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

A summary of the Company’s operations by business unit is presented below for years ending December 31, 2011, 2010 and 2009:
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2011
Sales of goods	1,442	10,957	-	-	12,399
Sales of RPPs & leases	3,270	1,238	-	-	4,508
Sales of spare parts and services	1,153	4,212	-	-	5,365
Total sales	5,865	16,407	-	-	22,272
Total net sales	5,865	16,407	-	-	22,272
External other revenues	20	-	-	-	20
Total revenues	5,885	16,407	-	-	22,292
Total COS	(2,621)	(10,815)	-	-	(13,435)
Gross margin	3,264	5,592	-	-	8,857
R&D	(950)	(792)	-	(694)	(2,436)
Selling expenses	(1,927)	(3,833)	(41)	-	(5,801)
G&A	(644)	(846)	(1,547)	(79)	(3,116)
Total expenses	(3,521)	(5,471)	(1,588)	(773)	(11,353)
Operating income (loss)	(257)	122	(1,588)	(773)	(2,497)
Total Assets	7,677	21,309	2,984	268	32,238
Capital expenditures	84	760	27	-	871
Long-lived assets	1,948	3,391	150	9	5,498
Goodwill	648	1,764	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2010
Sales of goods	1,939	11,196	-	-	13,135
Sales of RPPs & leases	3,505	1,184	-	-	4,689
Sales of spare parts and services	1,438	3,940	-	-	5,378
Total sales	6,882	16,319	-	-	23,202
Total net sales	6,882	16,319	-	-	23,202
External other revenues	6	500	-	-	506
Total revenues	6,888	16,820	-	-	23,708
Total COS	(3,285)	(10,969)	-	-	(14,253)
Gross margin	3,604	5,851	-	-	9,455
R&D	(741)	(793)	-	(1,734)	(3,268)
Selling expenses	(2,741)	(3,943)	-	-	(6,684)
G&A	(766)	(1,024)	(1,338)	(193)	(3,320)
Total expenses	(4,247)	(5,760)	(1,338)	(1,927)	(13,272)
Operating income (loss)	(644)	91	(1,338)	(1,927)	(3,818)
Total Assets	9,344	20,803	5,474	317	35,938
Capital expenditures	116	411	73	-	600
Long-lived assets	2,341	3,310	175	59	5,886
Goodwill	645	1,767	-	-	2,412

F-38

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2009
Sales of goods	3,663	10,113	-	-	13,775
Sales of RPPs & leases	4,267	1,177	-	-	5,444
Sales of spare parts and services	1,690	3,930	-	-	5,620
Total sales	9,620	15,219	-	-	24,839
Total net sales	9,620	15,219	-	-	24,839
External other revenues	7	39	-	-	46
Total revenues	9,627	15,258	-	-	24,885
Total COS	(4,173)	(10,040)	-	-	(14,213)
Gross margin	5,454	5,218	-	-	10,672
R&D	(974)	(868)	-	(1,810)	(3,652)
Selling expenses	(3,284)	(3,117)	-	-	(6,401)
G&A	(973)	(1,017)	(1,431)	(400)	(3,821)
Total expenses	(5,231)	(5,002)	(1,431)	(2,210)	(13,874)
Operating income (loss)	223	216	(1,431)	(2,210)	(3,202)
Total Assets	10,604	20, 322	9,065	387	40,378
Capital expenditures	309	410	19	2	740
Long-lived assets	2,685	3,327	158	99	6,269
Goodwill	645	1,767	-	-	2,412